Supplementary Insurance Information - Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 997	$ 954	$ 580
Reserves for future policy benefits and claims	30,598	27,327	24,182
Net earned premiums	24	21	23
Net investment income	1,376	1,230	1,139
Benefits, claims, losses and settlement expenses	829	753	674
Amortization of deferred policy acquisition costs	152	139	161
Other operating expenses	151	129	110
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	977	930	553
Reserves for future policy benefits and claims	29,907	26,622	23,492
Net investment income	1,355	1,211	1,120
Benefits, claims, losses and settlement expenses	800	724	641
Amortization of deferred policy acquisition costs	147	134	156
Other operating expenses	141	120	99
Run-off Life
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	20	24	27
Reserves for future policy benefits and claims	691	705	690
Net earned premiums	24	21	23
Net investment income	21	19	19
Benefits, claims, losses and settlement expenses	29	29	33
Amortization of deferred policy acquisition costs	5	5	5
Other operating expenses	$ 10	$ 9	$ 11